Revenues	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
15.
REVENUES

The Group’s revenue by channel for the respective periods are detailed as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales of product by channel
—Sales to end customers	4,878,453	3,145,807	2,890,229
—Sales to distributor customers	941,322	546,543	514,781
—Others	20,198	13,772	9,764
Total revenues	5,839,973	3,706,122	3,414,774

Please refer to Note 25 for the disclosure of the Group's revenues by product categories for the years ended December 31, 2021, 2022 and 2023.